DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) - Financial Expenses Net [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ (26)	$ (85)	$ 76
Interst Rate And Cross Currency Swap [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 27	$ 41	$ 35